Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 75.7%
BlackRock Advantage Emerging Markets Fund, Class K	37,598	$374,477
BlackRock Tactical Opportunities Fund, Class K	33,286	473,658
Diversified Equity Master Portfolio	$9,560,410	9,560,410
International Tilts Master Portfolio	$1,988,055	1,988,055
iShares Developed Real Estate Index Fund, Class K	68,155	642,022
iShares MSCI Canada ETF(b)	11,705	448,067
iShares MSCI EAFE ETF(b)	1,979	158,043
iShares MSCI EAFE Small-Cap ETF	6,237	394,989
iShares Russell 2000 ETF	569	119,661

		14,159,382

Fixed-Income Funds — 1.5%
BlackRock Diversified Fixed Income Fund, Class K.	9,408	90,129
BlackRock High Yield Bond Portfolio, Class K	11,089	78,401
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	859	93,562
iShares TIPS Bond ETF	105	11,278

		273,370

Security	Shares	Value

Money Market Funds — 25.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	706,953	$707,236
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	4,024,582	4,024,582

		4,731,818

Total Investments — 102.5% (Cost: $17,320,786)		19,164,570

Liabilities in Excess of Other Assets — (2.5)%		(459,991)

Net Assets — 100.0%		$18,704,579

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$360,190	$—		$—	$—	$14,287	$374,477	37,598	$—		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	395,171	312,191	(a)	—	2	(128)	707,236	706,953	437	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	2,093,201	1,931,381	(a)	—	—	—	4,024,582	4,024,582	41,187		—

BlackRock Diversified Fixed Income Fund, Class K	3,231	87,015		—	—	(117)	90,129	9,408	558		—

BlackRock High Yield Bond Portfolio, Class K	82,120	81,223		(85,368)	253	173	78,401	11,089	1,693		—

BlackRock Tactical Opportunities Fund, Class K	442,369	—		—	—	31,289	473,658	33,286	—		—

Diversified Equity Master Portfolio	5,918,999	2,806,172	(a)(c)	—	415,233	420,006	9,560,410	$9,560,410	27,624		—

International Tilts Master Portfolio	1,659,433	228,483	(a)(c)	—	13,360	86,779	1,988,055	$1,988,055	11,057		—

iShares Developed Real Estate Index Fund, Class K	446,273	278,887		(83,001)	(3,453)	3,316	642,022	68,155	—		—

iShares iBoxx $ Investment Grade Corporate Bond ETF	95,057	—		—	—	(1,495)	93,562	859	672		—

iShares MSCI Canada ETF	291,092	137,983		—	—	18,992	448,067	11,705	—		—

iShares MSCI EAFE ETF	74,823	73,584		—	—	9,636	158,043	1,979	—		—

iShares MSCI EAFE Small-Cap ETF	386,070	—		—	—	8,919	394,989	6,237	—		—

iShares Russell 2000 ETF	114,204	—		—	—	5,457	119,661	569	297		—

iShares TIPS Bond ETF	11,286	—		—	—	(8)	11,278	105	—		—

					$425,395	$597,106	$19,164,570		$83,525		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	2	06/18/24	$258	$4,358
E-mini Russell 2000 Index	5	06/21/24	536	10,684
Euro Stoxx 50 Index	3	06/21/24	163	3,686
MSCI EAFE Index	13	06/21/24	1,532	4,527
MSCI Emerging Markets Index	26	06/21/24	1,364	(12,827)
S&P 500 Micro E-Mini Index	62	06/21/24	1,646	29,744

				$40,172

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,133	CAD	19,000	Morgan Stanley & Co. International PLC	06/20/24	$90
USD	8,801	EUR	8,000	JPMorgan Chase Bank N.A.	06/20/24	143

						233

AUD	46,000	USD	30,119	JPMorgan Chase Bank N.A.	06/20/24	(77)
AUD	801,156	USD	532,857	Morgan Stanley & Co. International PLC	06/20/24	(9,639)
CAD	25,000	USD	18,480	JPMorgan Chase Bank N.A.	06/20/24	(3)
CAD	215,581	USD	160,355	JPMorgan Chase Bank N.A.	06/20/24	(1,022)
EUR	321,422	USD	353,609	Morgan Stanley & Co. International PLC	06/20/24	(5,747)

						(16,488)

						$(16,255)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	67	$2,574	$—	$2,574

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	31	2,581	—	2,581

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	50	4,056	—	4,056

1-Day SOFR plus 0.45%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	JPMorgan Chase Bank N.A.	N/A	10/04/24	USD	187	15,662	—	15,662

									$24,873	$—	$24,873

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,610,917	$—	$—	$2,610,917
Fixed-Income Funds	273,370	—	—	273,370
Money Market Funds	4,731,818	—	—	4,731,818

	$7,616,105	$—	$—	7,616,105

Investments Valued at NAV(a)				11,548,465

				$19,164,570

Derivative Financial Instruments(b)
Assets
Equity Contracts	$44,955	$28,559	$—	$73,514
Foreign Currency Exchange Contracts	—	233	—	233
Interest Rate Contracts	4,358	—	—	4,358
Liabilities
Equity Contracts	(12,827)	—	—	(12,827)
Foreign Currency Exchange Contracts	—	(16,488)	—	(16,488)

.	$36,486	$12,304	$—	$48,790

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	3